SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2014
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY) [Abstract]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY) [Text Block]
BALANCE SHEETS AT DECEMBER 31, 2014 AND 2013
(Stated in thousands of U.S. dollars, except par value and share amounts)

	At December 31,
	2014	2013
ASSETS

CURRENT ASSETS

Cash and cash equivalents	$380	$21,016
Receivables from related parties	435,905	423,536
Other current assets	266	-
Total current assets	436,551	444,552

NONCURRENT ASSETS

Investments in affiliates	142,761	180,616
Other noncurrent assets	7,449	8,974
Total noncurrent assets	150,210	189,590
Total assets	$586,761	$634,142

LIABILITIES AND EQUITY

CURRENT LIABILITIES

Other current liabilities	$5,079	$2,511
Total current liabilities	5,079	2,511

NONCURRENT LIABILITIES

2021 Senior Notes	225,960	226,070
Total noncurrent liabilities	225,960	226,070
Total liabilities	231,039	228,581

STOCKHOLDERS EQUITY

Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 and 140,419,487 shares outstanding in 2014 and 2013, respectively	1,446	1,443
Additional paid-in capital	490,469	488,522
Treasury stock: 3,923,094 shares at cost	(19,488)	(19,488)
Accumulated deficit	(115,384)	(63,108)
Accumulated other comprehensive loss	(1,321)	(1,808)
Total stockholders' equity	355,722	405,561
Total liabilities and stockholders' equity	$586,761	$634,142

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
(Stated in thousands of U.S. dollars, except share and per share data)

	For the years ended December 31,
	2014	2013	2012
OPERATING EXPENSES

Administrative and commercial expenses	$(12,847)	$(7,459)	$(7,548)
Operating loss	(12,847)	(7,459)	(7,548)

OTHER INCOME (EXPENSES)

Financial expense	(920)	(1,916)	(8,323)
Financial loss on extinguishment of debt	-	(4,554)	-
Investments in affiliates	(38,342)	21,051	(49,470)
Other, net	(167)	246	1,684
Total other income (expenses), net	(39,429)	14,827	(56,109)
(Loss) Income before income tax	(52,276)	7,368	(63,657)

Income tax	-	-	-
Net (loss) income	$(52,276)	$7,368	$(63,657)

(LOSS) INCOME PER SHARE - BASIC AND DILUTED	$(0,37)	$0,05	$(1,80)

Basic weighted average number of shares	140,292,249	140,090,112	35,382,913
Diluted weighted average number of shares	140,292,249	140,326,764	35,382,913

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
(Stated in thousands of U.S. dollars)

	For the years ended December 31,
	2014	2013	2012

Net (loss) income	$(52,276)	$7,368	$(63,657)

Other comprehensive income (loss):

Equity interest in investee's other comprehensive income (loss)	487	782	(541)

Comprehensive (loss) income, net of income tax effect of $0	$(51,789)	$8,150	$(64,198)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
(Stated in thousands of U.S. dollars)
	For the years ended December 31,
	2014	2013	2012

Net cash (used in) operating activities	$(9,144)	$(10,370)	$(11,232)

CASH FLOWS FROM INVESTING ACTIVITIES

(Increase) decrease in loans to related parties	(12,369)	(116,193)	(10,019)
Net cash (used in) investing activities	(12,369)	(116,193)	(10,019)

CASH FLOWS FROM FINANCING ACTIVITIES

Prepayment of 2017 Senior Convertible Notes	-	(80,000)	-
Prepayment of 2014 Senior Notes	-	(180,000)	-
Proceeds from issuance of 2021 Senior Notes, net of issuance costs	-	216,654	-
Proceeds from issuance of common stock, net of expenses	877	-	219,122
Purchase of subsidiary shares from noncontrolling interest	-	(10,250)	-
Net cash (used in) provided by financing activities	877	(53,596)	219,122
Net (decrease) increase in cash and cash equivalents	(20,636)	(180,159)	197,871
Cash and cash equivalents at the beginning of year	21,016	201,175	3,304
Cash and cash equivalents at the end of year	380	$21,016	$201,175

Supplemental disclosure of cash flow information:

Interest paid	$19,969	$22,815	$22,000
Income taxes paid	-	-	-

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company, during the years ended December 31, 2014, 2013 and 2012, did not receive cash dividends from its subsidiaries.

On June 10 and October 2, 2013 the Parent Company issued $200,000 and $25,000, respectively of its 2021 Senior Notes, which are due on June 15, 2021.

On July 10, 2013, the Parent Company repaid $180,000 plus accrued interest to that date of its 2014 Senior Notes, and during the year ended December 31, 2013 the Parent Company recorded a financial loss on extinguishment of debt of $1,733, which was included in the accompanying statement of operations.

On January 23, 2013, the Parent Company repaid $80,000 of its 2017 Senior Convertible Notes and during the year ended December 31, 2013, the Parent Company recorded a financial loss on extinguishment of debt of $2,821 which was included in the accompanying statement of operations.

See Note 5 "Long-term financial debt" to the consolidated financial statements for further information.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.